MFS(R) Total Return Fund

                      Supplement to the Current Prospectus

Effective June 19, 2006, the third paragraph of the section "Principal Investment Policies and Strategies" in the Risk Return Summary of the Prospectus is hereby restated as follows:

Equity Investments. MFS generally uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic political and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential and management ability. Quantitative analysis of these and other factors may also be considered.

Effective June 19, 2006, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are jointly responsible for the day-to-day management of the fund.

Portfolio Managers              Primary Role           Since     Title and Five Year History
Nevin P. Chitkara                Large-Cap              May      Vice  President  of  MFS;  employed  in the  investment
                               Value Equities          2006      management area of MFS since 1997.
                             Portfolio Manager
William P. Douglas            Mortgage Backed          2004      Vice  President  of  MFS;  employed  in the  investment
                              Debt Securities                    management  area of MFS since 2004;  Vice President and
                             Portfolio Manager                   Senior  Mortgage   Analyst  at  Wellington   Management
                                                                 Company, LLP from 1994 to 2004.
Kenneth J. Enright               Multi-Cap             1999      Senior  Vice   President   of  MFS;   employed  in  the
                               Value Equities                    investment management area of MFS since 1986.
                             Portfolio Manager
Steven R. Gorham                 Large-Cap             2002      Senior  Vice   President   of  MFS;   employed  in  the
                               Value Equities                    investment management area of MFS since 1992.
                             Portfolio Manager
Richard O. Hawkins            Debt Securities          2005      Senior  Vice   President   of  MFS;   employed  in  the
                             Portfolio Manager                   investment management area of MFS since 1998.
Alan T. Langsner                 Multi-Cap             2004      Senior  Vice   President   of  MFS;   employed  in  the
                               Value Equities                    investment management area of MFS since 1999.
                             Portfolio Manager
Jonathan W. Sage               Mid-Cap Value         June 2006   Vice  President  of  MFS;  employed  in the  investment
                             Portfolio Manager                   management area of MFS since 2000.
Michael W. Roberge            Debt Securities          2002      Executive  Vice  President  of  MFS;  employed  in  the
                             Portfolio Manager                   investment management area of MFS since 1996.
Brooks A. Taylor               Lead/Large-Cap          2004      Senior  Vice   President   of  MFS;   employed  in  the
                               Value Equities                    investment management area of MFS since 1996.
                             Portfolio Manager


                  The date of this Supplement is June 21, 2006.